First Investors Strategic Income Fund
First Investors Strategic Income Fund
FIRST INVESTORS STRATEGIC INCOME FUND PROSPECTUS

DATED APRIL 3, 2013

The Supplement dated October 9, 2013 is deleted and replaced with this Supplement.

1. In “The Fund Summary Section”, under the heading “Fees and Expenses of the Fund” on page 1, the “Annual Fund Operating Expenses” table and, on page 2, the table to the “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class
Management Fees	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.30%	0.00%
Other Expenses[1]	0.56%	0.56%[3]
Acquired (Underlying) Funds Fees and Expenses	0.71%	0.71%
Total Annual Fund Operating Expenses	1.62%	1.32%
Fee Limitation and/or Expense Reimbursement	0.32%	0.32%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement[2]	1.30%	1.00%

Example

	1 year	3 years
Class A shares	$700	$1,027
Advisor Class shares	$102	$387

2. In “The Fund Summary Section”, under the heading “Principal Investment Strategies” on page 2, the first, second and third paragraphs are deleted in their entirety and replaced with the following:

The Fund is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds that currently exist or may become available for investment in the future for which First Investors Management Company, Inc., acts as the investment adviser (the “Adviser” or “FIMCO”) (“Underlying Funds”).  The Fund also may invest in unaffiliated funds.

The Fund has a flexible investment strategy.  The Fund will invest in a variety of fixed income securities, floating rate securities, municipal securities, equity securities, and other instruments by investing through a combination of the Underlying Funds. The income related Underlying Funds are currently composed of the First Investors Cash Management Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund ("Underlying Income Funds").  The Underlying Income Funds primarily invest in fixed income securities consisting of U.S. Government securities, investment grade corporate bonds, municipal securities, mortgage-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), below investment grade (high yield) secured floating rate loans and/or bonds, and sovereign debt and currencies of developed countries located outside of the United States.  The First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund primarily invest in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”).  The equity related Underlying Fund, which is currently the First Investors Equity Income Fund, primarily invests in dividend-paying stocks ("Underlying Equity Fund").

The Fund will primarily invest in the Underlying Income Funds.  While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Fund.  The Fund anticipates that it will invest a significant portion of its net assets in First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in First Investors Cash Management Fund, First Investors Government Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, and First Investors Equity Income Fund.  Based on this allocation, the Fund, under normal conditions, will have significant exposure to the Underlying Funds’ investments in below investment grade debt securities and debt securities of foreign issuers.

3. In “The Fund Summary Section”, under the heading “Principal Investment Strategies” on page 3, the following is added at the end of the first full paragraph:

The Fund may invest in additional Underlying Funds that are not specifically described in this prospectus and/or in unaffiliated funds that are not advised by FIMCO, from time to time in the future so long as the Fund’s investments in any additional Underlying Funds, at the time of such investment, does not exceed 5% of the Fund’s holdings.

4. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the sub-heading “Credit Risk” on page 4 is deleted in its entirety and replaced with the following:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk also applies to securities issued by U.S. Government-sponsored enterprises (such as Federal National Mortgage Association and Federal Home Loan Mortgage Association mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.  In the case of municipal securities, a municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

5. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the sub-heading “Interest Rate Risk” on page 4 is deleted in its entirety and replaced with the following:

Interest Rate Risk.  In general, when interest rates rise, the market value of debt and municipal securities declines, and when interest rates decline, the market value of debt and municipal securities increases.  Securities with longer maturities are generally more sensitive to interest rate changes.  An Underlying Fund that typically purchases securities with longer maturities will have a higher degree of interest rate risk.  The yield of an Underlying Fund may decline if interest rates decline.  Floating rate loans and bonds generally are less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive to short-term interest rate changes.  The interest rates on senior loans adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.

6. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Liquidity Risk” on page 5, the following is added after the last sentence:

In the case of floating rate loans, such loans may be less liquid at times since they are generally subject to legal or contractual restrictions on resale and may trade infrequently.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

7. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the sub-heading “Derivatives Risk” on page 6 is deleted in its entirety and replaced with the following:

Derivatives Risk.  Investments in derivatives, such as inverse floaters, interest rate swaps, futures contracts and options on futures contracts, involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market or interest rate movements and the potential of greater losses than if these techniques had not been used by an Underlying Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of an Underlying Fund’s share price and expose an Underlying Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

8. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the following risks are added at the end of that section on page 6 before the sub-heading “Security Selection Risk”:

Floating Rate Loan Risk.  To the extent an Underlying Fund invests in floating rate loans, the value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate.  In the event of a default, an Underlying Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value.  An Underlying Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  In addition, high yield floating rate loans usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

Senior Loan Risk.  To the extent an Underlying Fund invests in senior loans, senior loan prices may be adversely affected by supply and demand imbalances caused by conditions in the senior loan market or related markets.  Although senior floating rate loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

High Yield Securities Risk.  This is the risk that high yield bonds and other types of high yield debt securities, including floating rate loans, have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Foreign Loan Risk.  This is the risk that a loan and/or bond issued in the U.S. by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in event of default, it may be difficult for an Underlying Fund to pursue its rights against the issuer in that country’s courts.

Borrowing Risk.  This is the risk that an Underlying Fund may borrow from banks by obtaining a line of credit to meet certain redemptions.  If an Underlying Fund is not able to extend its credit arrangement, it may be required to liquidate holdings at unfavorable prices.  Borrowings involve additional expense to an Underlying Fund.

Municipal Securities Risk.  To the extent an Underlying Fund invests in municipal securities, an Underlying Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Tax Risk.  An Underlying Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by an Underlying Fund may also become subject to income tax due to an adverse change in the law or other events.

High Portfolio Turnover Risk.  High portfolio turnover could increase an Underlying Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

Money Market Risk.  This is the risk that investments in money market instruments may decline, which could cause the net asset value of an Underlying Fund which is a money market fund to decline below $1.00 per share.